Other Current and Non-current Liabilities - Changes in Consolidated Other Current and Non-current Liabilities (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Balance at beginning of period	$ 28,762	$ 25,611
Business combinations	345	0
Additions or increase in estimates	41,054	67,684
Releases or decrease in estimates	(41,700)	(61,362)
Reclassifications	(1,114)	(741)
Accretion expense	(1,021)	(1,042)
Foreign currency translation	1,990	(1,388)
Balance at end of period	28,316	28,762
Current provisions	12,667	11,716
Asset retirement obligations [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	8,237
Business combinations	0
Additions or increase in estimates	573
Releases or decrease in estimates	(527)
Reclassifications	0
Accretion expense	(191)
Foreign currency translation	(186)
Balance at end of period	7,906	8,237
Current provisions	0
Environmental liability [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	1,172
Business combinations	0
Additions or increase in estimates	21
Releases or decrease in estimates	(54)
Reclassifications	(182)
Accretion expense	0
Foreign currency translation	34
Balance at end of period	991	1,172
Current provisions	0
Legal proceedings provision [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	1,514
Business combinations	0
Additions or increase in estimates	701
Releases or decrease in estimates	(289)
Reclassifications	530
Accretion expense	0
Foreign currency translation	(857)
Balance at end of period	1,599	1,514
Current provisions	0
Valuation derivative instruments [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	823
Business combinations	0
Additions or increase in estimates	214
Releases or decrease in estimates	(306)
Reclassifications	0
Accretion expense	0
Foreign currency translation	(310)
Balance at end of period	421	823
Current provisions	19
Other liabilities and provisions [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	17,016
Business combinations	345
Additions or increase in estimates	39,545
Releases or decrease in estimates	(40,524)
Reclassifications	(1,462)
Accretion expense	(830)
Foreign currency translation	3,309
Balance at end of period	17,399	$ 17,016
Current provisions	$ 12,648